Inventories (Tables)	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories consist of the following:

	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Raw materials and supplies	10,181	4,467	10,032	1,578
Work in progress	1,407	63,354	27,516	4,331
Finished goods	62,780	1,220,330	1,213,466	191,007
Livestock	—	135,304	102,960	16,207
Less: Allowance for inventory write down	—	(36,829)	(36,043)	(5,673)
	74,368	1,386,626	1,317,931	207,450